Stock-based Compensation - Information Regarding Currently Outstanding and Exercisable Options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Lower range (in dollars per share)	$ 0.52
Upper range (in dollars per share)	$ 5
Options outstanding, number of shares (in shares)	5,192,222	3,704,755
Outstanding, weighted average remaining contractual term (Year)	7 years 229 days	7 years 175 days
Exercisable, number of options (in shares)	2,154,640
Exercisable, weighted average remaining contractual term (Year)	6 years 14 days
Exercise Price Range One [Member]
Lower range (in dollars per share)	$ 0.52
Upper range (in dollars per share)	$ 5
Options outstanding, number of shares (in shares)	2,902,995
Outstanding, weighted average remaining contractual term (Year)	8 years 262 days
Exercisable, number of options (in shares)	479,039
Exercisable, weighted average remaining contractual term (Year)	7 years 69 days
Exercise Price Range Two [Member]
Lower range (in dollars per share)	$ 5.01
Upper range (in dollars per share)	$ 10
Options outstanding, number of shares (in shares)	1,102,844
Outstanding, weighted average remaining contractual term (Year)	6 years 270 days
Exercisable, number of options (in shares)	599,969
Exercisable, weighted average remaining contractual term (Year)	5 years 226 days
Exercise Price Range Three [Member]
Lower range (in dollars per share)	$ 10.01
Upper range (in dollars per share)	$ 15
Options outstanding, number of shares (in shares)	471,833
Outstanding, weighted average remaining contractual term (Year)	5 years 343 days
Exercisable, number of options (in shares)	381,208
Exercisable, weighted average remaining contractual term (Year)	5 years 328 days
Exercise Price Range Four [Member]
Lower range (in dollars per share)	$ 15.01
Upper range (in dollars per share)	$ 20
Options outstanding, number of shares (in shares)	379,550
Outstanding, weighted average remaining contractual term (Year)	5 years 255 days
Exercisable, number of options (in shares)	359,424
Exercisable, weighted average remaining contractual term (Year)	5 years 244 days
Exercise Price Range Five [Member]
Lower range (in dollars per share)	$ 20.01
Upper range (in dollars per share)	$ 20.45
Options outstanding, number of shares (in shares)	335,000
Outstanding, weighted average remaining contractual term (Year)	5 years 248 days
Exercisable, number of options (in shares)	335,000
Exercisable, weighted average remaining contractual term (Year)	5 years 248 days